Financial instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Financial instruments
Schedule of financial instruments categories and classes
Financial asset classification under IFRS 9
in € THOUS
	Categories under IAS 39	New classification under IFRS 9	Carrying amount under IAS 39	Carrying amount under IFRS 9

				adjusted
			December 31, 2017	December 31, 2017
Cash and cash equivalents	Not assigned to a category	Amortized cost	620.145	620.145
Cash and cash equivalents	Not assigned to a category	FVPL	357.964	357.964
Trade accounts and other receivables	Loans and receivables	Amortized cost	3.330.990	3.327.692
Trade accounts and other receivables	Not assigned to a category	Not classified	58.336	58.144
Accounts receivable from related parties	Loans and receivables	Amortized cost	111.643	111.643
Derivatives - cash flow hedging instruments(1)	Not assigned to a category	Not classified	561	561
Derivatives - not designated as hedging instruments(1)	FVPL	FVPL	113.713	113.713
Equity investments(1)	Available for sale	FVOCI	16.010	16.010
Equity investments(1)	Not assigned to a category	FVOCI	10.537	10.537
Equity investments(1)	Not assigned to a category	FVPL	7.259	7.259
Debt securities(1)	Available for sale	FVOCI	2.650	2.650
Debt securities(1)	Available for sale	Not classified	833	833
Other financial assets(1)	Loans and receivables	Amortized cost	130.964	129.614
Other financial assets(1)	Not assigned to a category	Not classified	78.368	78.132
Financial assets			4.839.973	4.834.897

(1) Included in Other current assets or Other non-current assets in the consolidated balance sheets.

Schedule of carrying value and fair value of financial instruments
Carrying amount and fair value of financial instruments
in € THOUS
June 30, 2018	Carrying amount					Fair value
	Amortized cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	571.040	1.086.421	-	-	1.657.461	-	1.086.421	-
Trade accounts and other receivables	3.475.476	-	-	76.739	3.552.215	-	-	-
Accounts receivable from related parties	135.142	-	-	-	135.142	-	-	-
Derivatives - cash flow hedging instruments	-	-	-	1.728	1.728	-	1.728	-
Derivatives - not designated as hedging instruments	-	104.180	-	-	104.180	-	104.180	-
Equity investments	-	106.017	32.513	-	138.530	17.746	120.784	-
Debt securities	-	152.581	2.606	-	155.187	152.581	2.606	-
Other financial assets	112.925	-	-	77.260	190.185	-	-	-
Other current and non-current assets	112.925	362.778	35.119	78.988	589.810	-	-	-
Financial assets	4.294.583	1.449.199	35.119	155.727	5.934.628	-	-	-

Accounts payable	558.901	-	-	-	558.901	-	-	-
Accounts payable to related parties	182.534	-	-	-	182.534	-	-	-
Short-term debt and short-term debt from related parties	876.324	-	-	-	876.324	-	-	-
Long-term debt and capital lease obligations	6.351.479	-	-	36.238	6.387.717	-	6.672.620	-
Derivatives - cash flow hedging instruments	-	-	-	1.880	1.880	-	1.880	-
Derivatives - not designated as hedging instruments	-	110.501	-	-	110.501	-	110.501	-
Variable payments outstanding for acquisitions	-	195.109	-	-	195.109	-	-	195.109
Noncontrolling interest subject to put provisions	-	-	-	781.290	781.290	-	-	781.290
Other financial liabilities	1.452.618	-	-	-	1.452.618	-	-	-
Other current and non-current liabilities	1.452.618	305.610	-	783.170	2.541.398	-	-	-
Financial liabilities	9.421.856	305.610	-	819.408	10.546.874	-	-	-

(1) Highly liquid short-term investments are categorized in level 2 of the fair value hierarchy. Other cash and cash equivalents is not categorized.

Carrying amount and fair value of financial instruments
in € THOUS
December 31, 2017	Carrying amount						Fair value
	Loans and receivables	Amortized cost	FVPL	Available for sale	Not assigned to a category	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	-	-	-	-	978.109	978.109	-	357.964	-
Trade accounts and other receivables	3.330.990	-	-	-	58.336	3.389.326	-	-	-
Accounts receivable from related parties	111.643	-	-	-	-	111.643	-	-	-
Derivatives - cash flow hedging instruments	-	-	-	-	561	561	-	561	-
Derivatives - not designated as hedging instruments	-	-	113.713	-	-	113.713	-	113.713	-
Equity investments	-	-	-	16.010	17.796	33.806	16.010	17.796	-
Debt securities	-	-	-	3.483	-	3.483	-	3.483	-
Other financial assets	130.964	-	-	-	78.368	209.332	-	-	-
Other current and non-current assets	130.964	-	113.713	19.493	96.725	360.895	-	-	-
Financial assets	3.573.597	-	113.713	19.493	1.133.170	4.839.973	-	-	-

Accounts payable	-	590.493	-	-	-	590.493	-	-	-
Accounts payable to related parties	-	147.349	-	-	-	147.349	-	-	-
Short-term debt and short-term debt from related parties	-	769.279	-	-	-	769.279	-	-	-
Long-term debt and capital lease obligations	-	6.640.703	-	-	37.704	6.678.407	-	7.084.986	-
Derivatives - cash flow hedging instruments	-	-	-	-	3.209	3.209	-	3.209	-
Derivatives - not designated as hedging instruments	-	-	111.953	-	-	111.953	-	111.953	-
Variable payments outstanding for acquisitions	-	-	205.792	-	-	205.792	-	-	205.792
Noncontrolling interest subject to put provisions	-	-	-	-	830.773	830.773	-	-	830.773
Other financial liabilities	-	1.446.469	-	-	-	1.446.469	-	-	-
Other current and non-current liabilities	-	1.446.469	317.745	-	833.982	2.598.196	-	-	-
Financial liabilities	-	9.594.293	317.745	-	871.686	10.783.724	-	-	-

(1) Highly liquid short-term investments are categorized in level 2 of the fair value hierarchy. Other cash and cash equivalents is not categorized.

Schedule of non-controlling interests subject to put provisions
Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS
	2018		2017
	Variable payments outstanding for acquisitions	Noncontrolling interests subject to put provisions	Variable payments outstanding for acquisitions	Noncontrolling interests subject to put provisions

Beginning balance at January 1,	205.792	830.773	223.504	1.007.733
Increase	653	8.598	21.128	85.322
Decrease	(13.888)	(23.625)	-32.764	-121.057
(Gain) Loss recognized in profit or loss	3.254	65.776	-2.685	160.916
(Gain) Loss recognized in equity	-	(68.603)	-	-20.012
Dividends	-	(51.025)	-	-164.404
Foreign currency translation and other changes	(702)	19.396	-3.391	-117.725
Ending balance at June 30, and December 31,	195.109	781.290	205.792	830.773